Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Stated At Cost less Accumulated Amortization

Intangible assets, stated at cost less accumulated amortization, consisted of the following

	December 31, 2023	December 31, 2024
	RMB	RMB
Software and technology	1,509,432	1,509,433
Less: accumulated amortization	(251,572)	(553,459)
	1,257,860	955,974

Schedule of Estimated Amortization Expense	Estimated amortization expense relating to the intangible assets for each of the next five years is as follows:
Year ending December 31,	RMB
2025	301,887
2026	301,887
2027	301,887
2028	50,313
Total expected amortization expense	955,974